Financing Activities Schedule of Unsecured Notes Repurchases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unsecured Senior Note Repurchases
Repurchase program authorized			January 2010
Purchase price			$ 37,700,000
Average discount			3.50%
Average yield-to-maturity			6.70%
Program expiration			December 31, 2010
Colonial Properties Trust
Unsecured Senior Note Repurchases
Gain on retirement of debt	0	0	1,044,000
Loss on hedging activities	$ 0	$ 0	$ (289,000)